Congress Large Cap Growth ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Aerospace & Defense - 4.6%
Axon Enterprise, Inc. (a)	11,560	$ 6,100,906
Howmet Aerospace, Inc.	38,462	10,856,284
		16,957,190

Automobiles - 1.2%
Tesla, Inc. (a)	14,362	4,469,598

Broadline Retail - 2.7%
Amazon.com, Inc. (a)	36,437	9,895,560

Capital Markets - 5.9%
Goldman Sachs Group, Inc.	7,201	7,333,354
Interactive Brokers Group, Inc. - Class A	91,254	8,029,440
Moody's Corp.	13,216	6,322,270
		21,685,064

Chemicals - 2.2%
Ecolab, Inc.	29,615	8,222,012

Communications Equipment - 3.1%
Arista Networks, Inc. (a)	64,034	11,548,532

Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	9,281	8,834,491

Electrical Equipment - 6.2%
Eaton Corp. PLC	22,894	9,505,589
GE Vernova, Inc.	13,313	13,183,731
		22,689,320

Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp. - Class A	73,368	11,790,237
Coherent Corp. (a)	13,847	3,640,238
		15,430,475

Financial Services - 2.7%
Visa, Inc. - Class A	27,376	10,023,175

Health Care Equipment & Supplies - 2.9%
IDEXX Laboratories, Inc. (a)	8,628	4,823,656
Intuitive Surgical, Inc. (a)	16,992	6,003,783
		10,827,439

Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	24,271	7,778,613

Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	62,253	22,170,161
Meta Platforms, Inc. - Class A	16,422	9,142,292

			31,312,453

IT Services - 4.4%
MongoDB, Inc. (a)	28,822		9,726,849
Shopify, Inc. - Class A (a)	54,329		6,364,642
			16,091,491

Machinery - 2.3%
Parker-Hannifin Corp.	8,640		8,437,219

Oil, Gas & Consumable Fuels - 2.2%
Williams Cos., Inc.	115,488		8,262,012

Pharmaceuticals - 1.9%
Eli Lilly & Co.	6,102		7,010,222

Semiconductors & Semiconductor Equipment - 20.8%
ARM Holdings PLC - ADR (a)	28,480		6,826,371
ASML Holding NV	5,475		8,918,775
Broadcom, Inc.	47,135		18,348,713
Micron Technology, Inc.	8,446		6,951,311
NVIDIA Corp.	140,296		28,164,422
Texas Instruments, Inc.	27,536		7,592,777
			76,802,369

Software - 8.1%
Crowdstrike Holdings, Inc. - Class A (a)	25,011		4,773,599
Microsoft Corp.	45,141		20,977,926
Palantir Technologies, Inc. - Class A (a)	34,958		4,301,931
			30,053,456

Specialty Retail - 1.9%
TJX Cos., Inc.	45,449		7,150,946

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	72,074		22,264,379
TOTAL COMMON STOCKS (Cost $278,345,761)			355,746,016

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares		Value
Health Care REITs - 2.8%
Welltower, Inc.	43,523		10,203,532
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,298,261)			10,203,532

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	545,410		545,410
TOTAL MONEY MARKET FUNDS (Cost $545,410)			545,410

TOTAL INVESTMENTS - 99.2% (Cost $286,189,432)			366,494,958
Other Assets in Excess of Liabilities - 0.8%		0.00802	2,962,235
TOTAL NET ASSETS - 100.0%			$ 369,457,193

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Congress Large Cap Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 355,746,016	$ –	$ –	$ 355,746,016
Real Estate Investment Trusts	10,203,532	–	–	10,203,532
Money Market Funds	545,410	–	–	545,410
Total Investments	$ 366,494,958	$ –	$ –	$ 366,494,958

Refer to the Schedule of Investments for further disaggregation of investment categories.